Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current taxes	$ (274,480)	$ (1,201,231)	$ (1,070,343)
Deferred taxes
Income tax (benefit)	$ (274,480)	$ (1,201,231)	$ (1,070,343)